Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Fiscal Year	SCT Total for McCreight(a) ($)	CAP to McCreight (a) (b) (c) ($)	SCT Total for Nash(a) ($)	CAP to Nash (a) (b) (c) ($)	Average SCT Total for Non-PEO NEOs(a) ($)	Average CAP to Non-PEO NEOs(a) (b) (c) ($)	Value of Initial Fixed $100 Investment Based on: (d)		Net Income ($ Millions)	Adjusted EBIT(e) ($ Millions)
							TSR ($)	Peer Group TSR ($)
2026	4,208,674	4,566,198	14,245,563	(4,996,203)	3,156,731	187,741	36.10	152.70	247	635
2025	N/A	N/A	17,116,845	17,062,251	3,891,084	3,916,205	69.40	150.24	501	795
2024	N/A	N/A	12,257,314	12,289,963	2,540,439	2,545,118	66.09	129.74	479	766
2023	N/A	N/A	11,588,743	(3,838,775)	2,374,371	(266,923)	57.76	84.10	485	749
2022	N/A	N/A	13,689,123	11,139,628	3,183,175	3,297,303	91.48	107.03	1,151	1,584

Named Executive Officers, Footnote	The following table shows the PEO(s) and Non-PEO NEOs for each fiscal year presented. Mr. Nash ceased being CarMax’s CEO effective as of December 1, 2025, and Mr. McCreight served as CarMax’s Interim CEO effective December 1, 2025, through March 16, 2026.

	PEO	Non-PEO NEOs
Fiscal 2026	William D. Nash; David W. McCreight	Enrique N. Mayor-Mora; Charles Joseph Wilson; Diane L. Cafritz; and Shamim Mohammad
Fiscal 2025	William D. Nash	Enrique N. Mayor-Mora; James Lyski; Charles Joseph Wilson; and Shamim Mohammad
Fiscal 2024	William D. Nash	Enrique N. Mayor-Mora; James Lyski; Charles Joseph Wilson; and Shamim Mohammad
Fiscal 2023	William D. Nash	Enrique N. Mayor-Mora; James Lyski; Shamim Mohammad; and Diane L. Cafritz
Fiscal 2022	William D. Nash	Enrique N. Mayor-Mora; James Lyski; Shamim Mohammad; Diane L. Cafritz; Edwin J. Hill; and Eric M. Margolin

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended February 28, 2026. The comparison assumes $100 was invested for the period starting February 26, 2021 (the last trading day of fiscal 2021), through the end of the listed year in the Company and in the S&P 500 Retailing Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of
Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There were no adjustments for inclusion of pension service cost or prior service cost because the Company’s defined benefit pension plans were frozen as of December 31, 2008, as described in the narrative to the “Pension Benefits in Fiscal 2026” table.

Fiscal Year	Summary Compensation Table Total for David W. McCreight ($)	Exclusion of Change in Pension Value for David W. McCreight ($)	Exclusion of Stock Awards and Option Awards for David W. McCreight ($)	Inclusion of Equity Values for David W. McCreight ($)	Compensation Actually Paid to David W. McCreight ($)
2026	4,208,674	—	(3,599,999)	3,957,523	4,566,198

Fiscal Year	Summary Compensation Table Total for William D. Nash ($)	Exclusion of Change in Pension Value for William D. Nash ($)	Exclusion of Stock Awards and Option Awards for William D. Nash ($)	Inclusion of Equity Values for William D. Nash ($)	Compensation Actually Paid to William D. Nash ($)
2026	14,245,563	(14,932)	(11,274,682)	(7,952,152)	(4,996,203)

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	3,156,731	(2,963)	(2,112,101)	(853,926)	187,741

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David W. McCreight ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for David W. McCreight ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David W. McCreight ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for David W. McCreight ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David W. McCreight ($)	Total - Inclusion of Equity Values for David W. McCreight ($)
2026	3,957,523	—	—	—	—	3,957,523

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for William D. Nash ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for William D. Nash ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for William D. Nash ($)	Total - Inclusion of Equity Values for William D. Nash ($)
2026	3,459,126	(3,457,143)	2,007,501	(9,961,636)	—	(7,952,152)

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	1,148,768	(1,677,578)	—	(325,116)	—	(853,926)

Non-PEO NEO Average Total Compensation Amount	$ 3,156,731	$ 3,891,084	$ 2,540,439	$ 2,374,371	$ 3,183,175
Non-PEO NEO Average Compensation Actually Paid Amount	$ 187,741	3,916,205	2,545,118	(266,923)	3,297,303
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of
Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There were no adjustments for inclusion of pension service cost or prior service cost because the Company’s defined benefit pension plans were frozen as of December 31, 2008, as described in the narrative to the “Pension Benefits in Fiscal 2026” table.

Fiscal Year	Summary Compensation Table Total for David W. McCreight ($)	Exclusion of Change in Pension Value for David W. McCreight ($)	Exclusion of Stock Awards and Option Awards for David W. McCreight ($)	Inclusion of Equity Values for David W. McCreight ($)	Compensation Actually Paid to David W. McCreight ($)
2026	4,208,674	—	(3,599,999)	3,957,523	4,566,198

Fiscal Year	Summary Compensation Table Total for William D. Nash ($)	Exclusion of Change in Pension Value for William D. Nash ($)	Exclusion of Stock Awards and Option Awards for William D. Nash ($)	Inclusion of Equity Values for William D. Nash ($)	Compensation Actually Paid to William D. Nash ($)
2026	14,245,563	(14,932)	(11,274,682)	(7,952,152)	(4,996,203)

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	3,156,731	(2,963)	(2,112,101)	(853,926)	187,741

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David W. McCreight ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for David W. McCreight ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David W. McCreight ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for David W. McCreight ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David W. McCreight ($)	Total - Inclusion of Equity Values for David W. McCreight ($)
2026	3,957,523	—	—	—	—	3,957,523

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for William D. Nash ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for William D. Nash ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for William D. Nash ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for William D. Nash ($)	Total - Inclusion of Equity Values for William D. Nash ($)
2026	3,459,126	(3,457,143)	2,007,501	(9,961,636)	—	(7,952,152)

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	1,148,768	(1,677,578)	—	(325,116)	—	(853,926)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between (i) the Company’s cumulative TSR over the five most recently completed fiscal years and the S&P 500 Retailing Index’s cumulative TSR over the same period, and (ii) the Compensation Actually Paid to each of our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to each of our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to each of our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBIT during the five most recently completed fiscal years.

Tabular List, Table
CarMax used only the two financial performance measures set forth below to link Compensation Actually Paid to our NEOs for fiscal 2026 to company performance.

Most Important Measures for Determining PEO and Non-PEO NEO Pay
Adjusted EBIT
Pre-tax Income

Total Shareholder Return Amount	$ 36.10	69.40	66.09	57.76	91.48
Peer Group Total Shareholder Return Amount	152.70	150.24	129.74	84.10	107.03
Net Income (Loss)	$ 247,000,000	$ 501,000,000	$ 479,000,000	$ 485,000,000	$ 1,151,000,000
Company Selected Measure Amount	635	795,000,000	766,000,000	749,000,000	1,584,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (c) below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description	We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for fiscal year 2026, fiscal year 2025, fiscal year 2024 and fiscal year 2023. EBIT is earnings before interest and taxes, and the Committee defined “Adjusted EBIT” as EBIT that excludes the impact of any unrealized gains or losses on equity investments in private companies (or companies in which CarMax initially invested while that company was private but had subsequently gone public) as well as other significant non-cash gains or losses that are non-recurring in nature; however, including in EBIT for the relevant fiscal year the realized gains and losses in those investments to the extent that such gains or losses were realized in the applicable fiscal year. Adjusted EBIT may not have been the most important financial performance measure for fiscal year 2022 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-tax Income
David W. McCreight [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,208,674	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	4,566,198	0	0	0	0
William D. Nash [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	14,245,563	17,116,845	12,257,314	11,588,743	13,689,123
PEO Actually Paid Compensation Amount	(4,996,203)	$ 17,062,251	$ 12,289,963	$ (3,838,775)	$ 11,139,628
PEO | David W. McCreight [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David W. McCreight [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,599,999)
PEO | David W. McCreight [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,957,523
PEO | David W. McCreight [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,957,523
PEO | David W. McCreight [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David W. McCreight [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David W. McCreight [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David W. McCreight [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William D. Nash [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,932)
PEO | William D. Nash [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,274,682)
PEO | William D. Nash [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,952,152)
PEO | William D. Nash [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,459,126
PEO | William D. Nash [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,457,143)
PEO | William D. Nash [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,007,501
PEO | William D. Nash [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,961,636)
PEO | William D. Nash [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,963)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,112,101)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(853,926)
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,768
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,677,578)
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,116)
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (853,926)